UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04964
CREDIT SUISSE NEW YORK MUNICIPAL FUND
(Exact name of registrant as specified in charter)
c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)
J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Copy to:

Registrant’s telephone number, including area code:		(212) 875-3500

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2004 to January 31, 2005

Item 1:                                                          Schedule of Investments

Credit Suisse New York Municipal Fund

Schedule of Investments

January 31, 2005 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

MUNICIPAL BONDS (98.5%)
New York (95.9%)
$1,000	Brookhaven NY, General Obligation
	Unlimited (MBIA Insured) (Non-Callable)	(AAA , Aaa)	08/15/14	5.000	$1,120,750
1,315	Metropolitan Transportation Authority,
	Commuter Facilities Revenue Bonds, Series
	A (Non-Callable)	(AAA , Baa1)	07/01/05	5.000	1,331,069
1,000	Metropolitan Transportation Authority,
	Commuter Facilities Revenue Bonds, Series
	A (Non-Callable)	(AAA , Baa1)	07/01/07	5.250	1,067,110
1,000	Metropolitan Transportation Authority,
	Commuter Facilities Revenue Bonds, Series
	C-1 (Non-Callable)	(AAA , Aaa)	07/01/05	6.000	1,016,340
1,000	Metropolitan Transportation Authority,
	Commuter Facilities Revenue Bonds, Series
	D (MBIA Insured) (Non-Callable)	(AAA , Aaa)	07/01/05	6.000	1,016,340
200	Metropolitan Transportation Authority,
	Commuter Facilities Revenue Bonds, Series
	E (AMBAC Insured) (Callable 07/01/07 @
	$101.00)	(AAA , Aaa)	07/01/11	5.000	214,280
600	Metropolitan Transportation Authority, NY,
	Dedicated Tax Fund, Series A (FGIC
	Insured)	(AAA , Aaa)	04/01/13	5.600	677,340
1,000	Metropolitan Transportation Authority, NY,
	Dedicated Tax Fund, Series A
	(Non-Callable)	(AAA , Aaa)	04/01/15	5.500	1,166,540
1,500	Metropolitan Transportation Authority, NY,
	Transportation Facilities Revenue Bonds,
	Service Contract, Series R (Non-Callable)	(AAA , Aaa)	07/01/07	5.500	1,608,690
695	Metropolitan Transportation Authority,
	Transport Facilities Revenue Bonds,
	Prerefunded, Series C (FSA Insured)
	(Callable 07/01/12 @ $100.00)	(AAA , Aaa)	07/01/14	5.125	779,519
1,000	Municipal Assistance Corp., New York City,
	Revenue Bonds, Series H	(AA+ , Aa1)	07/01/07	6.250	1,089,970
1,000	Municipal Assistance Corp., New York City,
	Revenue Bonds, Series M	(AA+ , Aa1)	07/01/08	5.500	1,095,060
1,500	Municipal Assistance Corp., New York City,
	Revenue Bonds, Series P	(AA+ , Aa1)	07/01/08	5.000	1,618,215
1,000	Nassau County New York Interim Finance,
	Revenue Bonds, Series A	(AAA , Aaa)	11/15/09	5.000	1,095,100
400	New York City, Educational Construction
	Fund, Revenue Bonds, Series A (MBIA
	Insured) (Non-Callable)	(AAA , Aaa)	04/01/12	5.000	441,992
300	New York City, General Obligation
	Unlimited, Adjusted Subseries E5 (JP
	Morgan Chase & Co. LOC) #	(AA- , Aa2)	08/01/16	1.840	300,000
1,050	New York City, General Obligation
	Unlimited, Series D	(A , A2)	08/01/07	5.750	1,126,577
1,980	New York City, General Obligation
	Unlimited, Series E	(A , A2)	08/01/08	5.250	2,136,202
1,000	New York City, General Obligation
	Unlimited, Series F	(A , A2)	08/01/09	5.000	1,081,200
1,000	New York City, General Obligation
	Unlimited, Series H (Callable 03/15/11 @
	$101.00)	(A , A2)	03/15/13	5.750	1,124,600

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

1,000	New York City, General Obligation
	Unlimited, Series I (Non-Callable)	(A , A2)	08/01/11	5.000	1,091,510
1,000	New York City, General Obligation
	Unlimited, Series J (Callable 08/01/07 @
	$101.00)	(A , A2)	08/01/11	6.125	1,086,340
1,000	New York City, Industrial Development
	Agency, YMCA Greater NY Project	(BBB+ , Baa1)	08/01/06	6.000	1,047,770
1,000	New York City, Municipal Water Finance
	Authority Revenue Bonds, Series D	(AA+ , Aa2)	06/15/15	5.250	1,109,380
110	New York City, Transitional Finance
	Authority, Prerefunded Future Tax 2004,
	Series C (Non-Callable)	(AA+ , Aa2)	02/01/08	5.500	119,374
465	New York City, Transitional Finance
	Authority, Prerefunded Future Tax, Series B	(AA+ , Aa2)	02/01/08	5.500	504,627
205	New York City, Transitional Finance
	Authority, Prerefunded Future Tax, Series C	(AA+ , Aa2)	02/01/08	5.500	222,470
1,000	New York City, Transitional Finance
	Authority, Refunding Future Tax Secured,
	Series B (Callable 02/01/11 @ $100.00) #	(AA+ , Aa2)	02/01/29	5.250	1,097,790
785	New York City, Transitional Finance
	Authority, Unrefunded Balance, Future Tax
	2004, Series C (Non-Callable)	(AA+ , Aa2)	02/01/08	5.500	849,535
760	New York City, Transitional Finance
	Authority, Unrefunded Future Tax, Series B	(AA+ , Aa2)	02/01/08	5.500	822,480
520	New York State Dormitory Authority,
	Consolidated City University Systems,
	Revenue Bonds, Series A	(AA- , A2)	07/01/05	5.700	527,467
1,000	New York State Dormitory Authority, Lenox
	Hill Hospital Obligation Group, Revenue
	Bonds	(BBB+ , Baa2)	07/01/09	5.250	1,064,900
1,000	New York State Dormitory Authority, Mental
	Health Services Facilities Revenue Bonds,
	Series G	(AAA , Aaa)	02/15/09	5.250	1,090,340
1,200	New York State Dormitory Authority, New
	York University, Revenue Bonds, Series A
	(FGIC Insured)	(AAA , Aaa)	07/01/15	5.000	1,334,652
1,000	New York State Dormitory Authority, State
	University Dormitory Facilities Revenue
	Bonds, Series A (AMBAC Insured)	(AAA , Aaa)	07/01/06	5.750	1,047,290
1,000	New York State Dormitory Authority, State
	University Educational Facilities Revenue
	Bonds, Series B (Callable 05/15/08 @
	$101.00)	(AA- , A2)	05/15/09	5.250	1,080,490
500	New York State Dormitory Authority,
	Yeshiva University, Revenue Bonds
	(AMBAC Insured) (Non-Callable)	(AAA , Aaa)	07/01/14	5.250	569,880
520	New York State Environmental Facilities
	Corp., Clean Water & Drinking Revenue
	Bonds Revolving Funds, Series A
	(Non-Callable)	(AAA , Aaa)	04/15/10	4.250	553,831
305	New York State Environmental Facilities
	Corp., Clean Water & Drinking Revenue
	Bonds, Prerefunded, Second Resources,
	Series F (Callable 06/15/08 @ $101.00)	(AAA , Aaa)	06/15/09	5.250	332,374

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

1,125	New York State Local Government Assistance
	Corp., Revenue Bonds, Series A	(AAA , Aaa)	04/01/06	6.000	1,172,408
1,000	New York State Local Government Assistance
	Corp., Revenue Bonds, Series A
	(Non-Callable)	(AA , A1)	04/01/07	6.000	1,073,660
100	New York State Power Authority, General
	Purpose Revenue Bonds	(AAA , Aaa)	01/01/18	7.000	118,835
505	New York State Thruway Authority, General
	Revenue Bonds, Refunding, Series E (MBIA
	Insured) (Callable 01/01/08 @ $101.00)	(AAA , Aaa)	01/01/25	5.000	531,053
800	New York State Urban Development Corp.,
	Correctional & Youth Facilities Revenue
	Bonds, Series A	(AA- , A2)	01/01/17	5.000	865,608
1,000	New York State Urban Development Corp.,
	Correctional Facilities Service Contract
	Revenue Bonds, Series C (Callable 01/01/09
	@ $101.00)	(AAA , Aaa)	01/01/13	6.000	1,131,050
1,000	New York State Urban Development Corp.,
	State Facilities Revenue Bonds	(AA- , A2)	04/01/11	5.750	1,137,440
1,000	Rockland County New York General
	Obligation Bonds (Callable 10/15/09 @
	$101.00)	(AA- , A1)	10/15/14	5.500	1,119,820
1,420	Triborough Bridge & Tunnel Authority,
	Revenue Bonds, Series A (Callable 01/01/09
	@ $101.00)	(AAA , Aa3)	01/01/18	5.125	1,569,199
1,000	Triborough Bridge & Tunnel Authority,
	Revenue Bonds, Series B	(AAA , Aa3)	01/01/09	5.500	1,106,370
1,000	Triborough Bridge & Tunnel Authority,
	Revenue Bonds, Series Y	(AAA , Aa3)	01/01/06	5.800	1,032,740
TOTAL NEW YORK (Cost $45,615,953)					47,517,577

Puerto Rico (2.6%)
1,000	Puerto Rico Commonwealth Aqueduct & Sewer
	Authority, Revenue Bonds (MBIA Insured)	(AAA , Aaa)	07/01/07	6.000	1,084,070
210	Puerto Rico Public Buildings Authority,
	Unrefunded Balance, Government Facilities
	Revenue Bonds, Series C (Non-Callable)	(A- , Baa1)	07/01/05	5.000	212,482
TOTAL PUERTO RICO (Cost $1,236,386)					1,296,552

TOTAL MUNICIPAL BONDS (Cost $46,852,339)					48,814,129

Number of Shares

SHORT-TERM INVESTMENT (0.5%)
256,376	Blackrock Provident New York Money Fund
	(Cost $256,376)	256,376

TOTAL INVESTMENTS AT VALUE (99.0%) (Cost $47,108,715)		49,070,505

OTHER ASSETS IN EXCESS OF LIABILITIES (1.0%)		483,461

NET ASSETS (100.0%)		$49,553,966

INVESTMENT ABBREVIATIONS

AMBAC – American Municipal Bond Assurance Corporation

FGIC – Financial Guaranty Insurance Company

FSA – Financial Security Assurance, Inc.

MBIA – Municipal Bond Insurance Association

LOC – Letter of Credit

†      Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

#       Variable rate obligations – The interest rate shown is the rate as of January 31, 2005.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

Federal Income Tax Cost – At January 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $47,108,715, $1,984,987, $(23,197) and $1,961,790, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE NEW YORK MUNICIPAL FUND

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	March 31, 2005

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 31, 2005